14. INCOME TAX: Schedule of components of deferred income tax assets (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
Non-capital loss carryforwards	$ 2,045,000	$ 1,945,000
Allowable capital losses	9,000	9,000
Share issue costs	12,000	23,000
Deferred tax assets	2,066,000	1,977,000
Valuation allowance	(2,066,000)	(1,977,000)
Net deferred income tax assets	$ 0	$ 0